Income Taxes (Deferred Tax Components) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Accrued liability for vacation	$ 300,170	$ 30,773
Net Operating Loss	2,518,607	716,894
Stock Compensation Expense	622,568	66,826
Total deferred tax assets	3,441,345	814,493
Valuation allowance	0	0
Net deferred tax assets	3,441,345	814,493
Deferred tax liabilities:
Depreciation	(817,402)	(592,531)
481(a) Adjustment - Cash To Accrual	(139,296)	(208,945)
Total deferred tax liabilities	(956,698)	(801,476)
Net deferred tax assets	$ 2,484,647	$ 13,017